LOSS BEFORE INCOME TAX (Schedule of Group's Loss Before Tax from Continuing Operations) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Crediting:
Finance income (Note 5)	$ (1,400)	¥ (9,376)	¥ (8,787)
Charging:
- Construction service	762	5,107	3,916
- Operation services related to service concession arrangement	547	3,664	2,804
- Construction services related to service concession arrangement			389
Total	1,309	8,771	7,109
Depreciation
- Property, plant and equipment	21	141	157
- Right-of-use assets (Note 11)	106	707	681
Amortization of intangible assets* (Note 10)	60	404	441
Expense relating to short-term leases	26	174	338
Impairment losses/(reversal) on financial assets:
- Trade receivables	289	1,936	1,920
- Contract assets	(6)	(41)	179
- Other receivables	161	1,077
- Amounts due from related companies			(1,106)
Fair value (gain)/loss on financial instruments:
- Financial assets at fair value through profit or loss (Note 18(a))			26,015
- Derivative financial liabilities (Note 18(b))	(83)	(559)	(1,208)
Issuance expense in related to placement			1,579
Other income	(109)	(731)	(376)
Finance costs (Note 5)	272	1,822	2,271
Employee benefit expenses	$ 861	¥ 5,772	¥ 5,751